Revenue	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Revenue

6.Revenue

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Telecommunication services	137,233,847	124,213,915	3,644,353	3,300,434	-	-	-	-	(215,323)	(289,815)	140,662,877	127,224,534
Equipment revenues	4,915,963	7,192,829	205,107	264,350	-	-	8,717,473	9,118,647	(110,063)	(124,245)	13,728,480	16,451,581
Revenue from financial services	-	-	-	-	8,633,753	6,596,195	-	-	(816,396)	(599,563)	7,817,357	5,996,632
Other	1,621,891	1,353,641	165,394	226,149	-	-	4,725,907	5,552,768	(2,050,542)	(2,152,274)	4,462,650	4,980,284
Total	143,771,701	132,760,385	4,014,854	3,790,933	8,633,753	6,596,195	13,443,380	14,671,415	(3,192,324)	(3,165,897)	166,671,364	154,653,031

									Intersegment
	Turkcell Turkiye		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Telecommunication services	124,213,915	105,968,139	3,300,434	3,286,225	-	-	-	-	(289,815)	(247,076)	127,224,534	109,007,288
Equipment revenues	7,192,829	5,947,208	264,350	255,552	-	-	9,118,647	9,943,083	(124,245)	(55,958)	16,451,581	16,089,885
Revenue from financial services	-	-	-	-	6,596,195	5,118,775	-	-	(599,563)	(382,372)	5,996,632	4,736,403
Other	1,353,641	630,428	226,149	317,550	-	-	5,552,768	9,632,491	(2,152,274)	(5,438,886)	4,980,284	5,141,583
Total	132,760,385	112,545,775	3,790,933	3,859,327	6,596,195	5,118,775	14,671,415	19,575,574	(3,165,897)	(6,124,292)	154,653,031	134,975,159

Revenue from financial services comprise of interest income generated from consumer financing activities, The Group has interest income amounting to TL 4,167,844, TL 2,922,027 and TL 2,232,764, for the years ended 31 December 2024, 2023 and 2022, respectively.

6. Revenue (continued)

	31 December 2024
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	137,233,847	3,644,353	-	-	(215,323)	140,662,877
At a point in time	887,950	72,178	-	-	-	960,128
Over time	136,345,897	3,572,175	-	-	(215,323)	139,702,749
Equipment Related	4,915,963	205,107	-	8,717,473	(110,063)	13,728,480
At a point in time	4,281,719	205,107	-	8,717,473	(110,063)	13,094,236
Over time	634,244	-	-	-	-	634,244
Revenue from financial operation	-	-	8,633,753	-	(816,396)	7,817,357
At a point in time	-	-	4,347,028	-	(751,860)	3,595,168
Over time	-	-	4,286,725	-	(64,536)	4,222,189
Other	1,621,891	165,394	-	4,725,907	(2,050,542)	4,462,650
At a point in time	4,714	37,084	-	329,063	(3,650)	367,211
Over time	1,617,177	128,310	-	4,396,844	(2,046,892)	4,095,439
Total	143,771,701	4,014,854	8,633,753	13,443,380	(3,192,324)	166,671,364
At a point in time	5,174,383	314,369	4,347,028	9,046,536	(865,573)	18,016,743
Over time	138,597,318	3,700,485	4,286,725	4,396,844	(2,326,751)	148,654,621

	31 December 2023
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	124,213,915	3,300,434	-	-	(289,815)	127,224,534
At a point in time	2,102,697	96,637	-	-	(152)	2,199,182
Over time	122,111,218	3,203,797	-	-	(289,663)	125,025,352
Equipment Related	7,192,829	264,350	-	9,118,647	(124,245)	16,451,581
At a point in time	6,451,674	264,350	-	9,118,647	(124,245)	15,710,426
Over time	741,155	-	-	-	-	741,155
Revenue from financial operation	-	-	6,596,195	-	(599,563)	5,996,632
At a point in time	-	-	3,211,743	-	(543,020)	2,668,723
Over time	-	-	3,384,452	-	(56,543)	3,327,909
Other	1,353,641	226,149	-	5,552,768	(2,152,274)	4,980,284
At a point in time	543	45,013	-	167,627	(75)	213,108
Over time	1,353,098	181,136	-	5,385,141	(2,152,199)	4,767,176
Total	132,760,385	3,790,933	6,596,195	14,671,415	(3,165,897)	154,653,031
At a point in time	8,554,914	406,000	3,211,743	9,286,274	(667,492)	20,791,439
Over time	124,205,471	3,384,933	3,384,452	5,385,141	(2,498,405)	133,861,592

6. Revenue (continued)

	31 December 2022
	Turkcell	Turkcell			Intersegment
	Turkiye	International	Techfin	Other	eliminations	Consolidated
Telecommunication Services	105,968,139	3,286,225	-	-	(247,076)	109,007,288
At a point in time	911,193	113,330	-	-	(331)	1,024,192
Over time	105,056,946	3,172,895	-	-	(246,745)	107,983,096
Equipment Related	5,947,208	255,552	-	9,943,083	(55,958)	16,089,885
At a point in time	5,308,868	255,552	-	9,943,083	(55,958)	15,451,545
Over time	638,340	-	-	-	-	638,340
Revenue from financial operation	-	-	5,118,775	-	(382,372)	4,736,403
At a point in time	-	-	2,341,457	-	(382,360)	1,959,097
Over time	-	-	2,777,318	-	(12)	2,777,306
Other	630,428	317,550	-	9,632,491	(5,438,886)	5,141,583
At a point in time	17,101	9,700	-	96,573	(13,143)	110,231
Over time	613,327	307,850	-	9,535,918	(5,425,743)	5,031,352
Total	112,545,775	3,859,327	5,118,775	19,575,574	(6,124,292)	134,975,159
At a point in time	6,237,162	378,582	2,341,457	10,039,656	(451,792)	18,545,065
Over time	106,308,613	3,480,745	2,777,318	9,535,918	(5,672,500)	116,430,094